ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net Income (Loss)	¥ (102,376)	$ (14,025)	¥ (475,968)	¥ (300,765)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	131,809	18,058	86,268	53,634
Loss from equity in earnings of subsidiaries	13	2	45	45
Share-based compensation	116,064	15,901	234,624	105,219
Fair value change of short-term investments	(195)	(27)	(15,095)	4,878
Foreign exchange (gain) loss, net	(2,591)	(355)	(9)	(5,868)
Changes in operating assets and liabilities:
Prepayments and other current assets	17,002	2,329	(82,646)	(33,556)
Accrued expenses and other current liabilities	88,907	12,180	80,297	(41,074)
Net cash (used in) provided by operating activities	63,503	8,699	57,261	(696,015)
Cash flows from investing activities:
Purchases of short-term investments	(2,548,575)	(349,153)	(5,100,868)	(5,586,764)
Maturity of short-term investments	3,775,809	517,284	4,479,302	6,978,764
Purchases of property and equipment	(259,541)	(35,557)	(406,748)	(231,210)
Payment and collection of loans to and investments in subsidiaries	0		(17,506)	0
Net cash provided by (used in) investing activities	955,876	130,955	(1,060,393)	1,119,646
Cash flows from financing activities:
Cash contribution from shareholders in connection with the 2021 Reorganization	0	0	17,506	0
Proceeds from issuance of ordinary shares	0	0	1,225,470	0
Payment of offering costs	0	0	(22,828)	(3,296)
Proceeds from issuance of ordinary shares upon the exercise of share options	34,139	4,677	2,872	0
Net cash provided by financing activities	250,675	34,343	1,590,356	15,176
Net (decrease) increase in cash and cash equivalents	1,270,054	173,997	587,224	438,807
Cash, cash equivalents and restricted cash, beginning of the year	1,558,124	213,462	913,277	449,352
Effect of foreign exchange rate changes on cash and cash equivalents	14,382	1,970	57,623	25,118
Cash, cash equivalents and restricted cash, end of the year	2,842,560	389,429	1,558,124	913,277
Supplemental disclosure of non-cash financing activities:
Accrued offering cost	0	0	0	480
Parent company | Reportable legal entities
Cash flows from operating activities:
Net Income (Loss)	(102,376)	(14,025)	(475,968)	(300,765)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3	1	3	2
Loss from equity in earnings of subsidiaries	78,905	10,810	420,259	263,662
Share-based compensation	11,922	1,633	42,379	33,342
Fair value change of short-term investments	12,500	1,712	(12,500)	0
Foreign exchange (gain) loss, net	9	1	12	(2)
Changes in operating assets and liabilities:
Prepayments and other current assets	3,905	535	(1,544)	(545)
Accrued expenses and other current liabilities	27,885	3,820	6,281	2,611
Net cash (used in) provided by operating activities	32,753	4,487	(21,078)	(1,695)
Cash flows from investing activities:
Purchases of short-term investments	(309,349)	(42,381)	(742,287)	0
Maturity of short-term investments	878,812	120,397	176,302	0
Purchases of property and equipment	0	0	0	(10)
Payment and collection of loans to and investments in subsidiaries	55,792	7,643	(379,237)	0
Net cash provided by (used in) investing activities	625,255	85,659	(945,222)	(10)
Cash flows from financing activities:
Cash contribution from shareholders in connection with the 2021 Reorganization	0	0	17,506	0
Proceeds from issuance of ordinary shares	0	0	1,225,470	0
Payment of offering costs	0	0	(22,828)	0
Proceeds from issuance of ordinary shares upon the exercise of share options	34,139	4,677	2,872	0
Collection and payments of amounts due to subsidiaries	(15,710)	(2,152)	14,024	0
Net cash provided by financing activities	18,429	2,525	1,237,044	0
Net (decrease) increase in cash and cash equivalents	676,437	92,671	270,744	(1,705)
Cash, cash equivalents and restricted cash, beginning of the year	363,778	49,837	35,411	36,160
Effect of foreign exchange rate changes on cash and cash equivalents	16,168	2,216	57,623	956
Cash, cash equivalents and restricted cash, end of the year	1,056,383	144,724	363,778	35,411
Supplemental disclosure of non-cash financing activities:
Accrued offering cost	¥ 0	$ 0	¥ 0	¥ 480